Summary of Significant Policies - Non-Controlling Interest (Detail)	12 Months Ended
Mar. 27, 2020
Accounting Policies [Abstract]
Description of Non-Controlling Interest	The Company owns 40% of the equity interest in this entity and the remaining of 60% is held in a trust for the benefit of its employee retirement fund.